Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on August 15, 2013 and covers activity from June 25, 2013 through July 25, 2013.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of August 2013.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Kunal Singhania
Name:	Kunal Singhania
Title:	Vice President
ABS Operations

A. Trust Activity	Trust Totals

Record Date	July 31, 2013
Number of days in Monthly Period	31
Beginning Number of Accounts	22,534,611
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	29,623,545,109.61
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	29,623,545,109.61
Finance Charge Collections (excluding Recoveries)	499,313,025.20
Collections of Discount Option Receivables	0.00
Recoveries	22,017,410.48
Total Collections of Finance Charge Receivables	521,330,435.68
Total Collections of Principal Receivables	9,987,604,820.47
Monthly Payment Rate	32.6275%
Defaulted Amount	69,112,805.19
Annualized Default Rate	2.7653%
Annualized Default Rate, Net of Recoveries	1.8843%
Trust Portfolio Yield	17.9739%
New Principal Receivables	9,860,329,012.90
Ending Number of Accounts	22,521,541
Ending Principal Receivables Balance	29,427,156,496.85
Ending Required Minimum Principal Balance	19,494,426,300.00
Ending Transferor Amount	11,208,066,496.85
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	29,427,156,496.85

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount

Group 1

2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	9.80%	51,097,398.40	2,158,002.52	978,919,678.73	6,773,984.98
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	3.92%	20,438,976.53	863,201.73	391,568,200.41	2,709,596.27

Total	2,500,003,000.00	2,500,003,000.00	0.00	175,000,210.00	13.72%	71,536,374.93	3,021,204.25	1,370,487,879.14	9,483,581.25
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.20%	11,445,806.25	483,392.10	219,277,797.53	1,517,371.18
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.29%	17,168,709.38	725,088.15	328,916,696.29	2,276,056.77
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.74%	14,307,257.82	604,240.13	274,097,246.91	1,896,713.97
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.48%	39,019,840.87	1,647,929.59	747,538,843.17	5,172,862.50
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.34%	17,396,366.47	734,702.82	333,278,131.69	2,306,237.28
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	4.99%	26,013,198.63	1,098,618.52	498,358,680.58	3,448,571.21
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.42%	43,897,270.91	1,853,918.68	840,980,239.22	5,819,463.67
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.27%	17,071,191.11	720,969.65	327,048,449.46	2,263,128.77
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.43%	17,884,072.27	755,300.16	342,621,558.64	2,370,892.47
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.32%	43,355,426.44	1,831,034.90	830,599,628.29	5,747,631.32
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.65%	34,684,283.92	1,464,825.50	664,478,606.24	4,598,097.47
2011-2	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.65%	34,684,283.92	1,464,825.50	664,478,606.24	4,598,097.47
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.33%	17,342,170.58	732,413.96	332,239,851.32	2,299,052.53
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.65%	34,684,283.92	1,464,825.50	664,478,606.24	4,598,097.47
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	6.49%	33,817,206.87	1,428,206.13	647,867,216.69	4,483,149.02
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	6.53%	34,064,922.73	1,438,667.95	652,612,936.42	4,515,988.72
2009-D-II	452,839,000	452,839,000.00	0.00	31,698,730.00	2.49%	12,957,768.65	547,246.99	248,243,846.39	1,717,812.12

Total	15,719,087,000.00	15,719,087,000.00	0.00	1,100,336,090.00	86.28%	449,794,060.74	18,996,206.23	8,617,116,941.32	59,629,223.94

Trust	18,219,090,000.00	18,219,090,000.00	0.00	1,275,336,300.00	100.00%	521,330,435.67	22,017,410.48	9,987,604,820.46	69,112,805.19

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess

Group 1
2012-2	1,785,716,000.00	31,425,951.78	1,054,688.78	4,166,140.20	2,976,193.34	0.00	8,197,022.32	31,469,319.38	0.00	23,272,297.06
2012-5	714,287,000.00	12,570,391.27	361,161.21	1,666,457.48	1,190,478.33	0.00	3,218,097.02	12,527,023.67	0.00	9,308,926.65

Total	2,500,003,000.00	43,996,343.05	1,415,849.99	5,832,597.68	4,166,671.67	0.00	11,415,119.34	43,996,343.05	0.00	32,581,223.71

Group 2
2004-2	400,000,000.00	7,039,406.44	145,021.45	933,214.51	666,666.67	0.00	1,744,902.63	6,841,853.30	0.00	5,096,950.67
2005-2	600,000,000.00	10,559,109.66	175,475.50	1,399,821.76	1,000,000.00	0.00	2,575,297.26	10,220,723.27	0.00	7,645,426.01
2007-2	500,000,000.00	8,799,258.05	115,251.12	1,166,518.13	833,333.33	0.00	2,115,102.58	8,486,290.92	0.00	6,371,188.34
2008-2	1,363,638,000.00	23,998,005.30	2,150,138.06	3,181,416.91	2,272,730.00	0.00	7,604,284.97	24,980,274.02	0.00	17,375,989.05
2008-4	607,956,000.00	10,699,123.46	797,463.40	1,418,383.40	1,013,260.00	0.00	3,229,106.80	10,975,911.16	0.00	7,746,804.36
2008-5	909,091,000.00	15,998,749.27	941,374.81	2,120,942.28	1,515,151.66	0.00	4,577,468.75	16,161,448.71	0.00	11,584,076.63
2008-6	1,534,091,000.00	26,997,725.17	2,251,723.24	3,579,089.94	2,556,818.33	0.00	8,387,631.51	27,935,596.89	0.00	19,547,965.38
2008-7	596,592,000.00	10,499,197.36	875,544.64	1,391,870.78	994,320.00	0.00	3,261,735.42	10,863,735.41	0.00	7,602,063.43
2008-9	625,000,000.00	10,999,139.02	1,094,300.00	1,458,147.67	1,041,666.67	0.00	3,594,114.34	11,558,099.76	0.00	7,964,051.88
2009-2	1,515,155,000.00	26,664,479.67	2,082,288.91	3,534,911.57	2,525,258.33	0.00	8,142,458.81	27,449,134.54	0.00	19,306,675.73
2011-1	1,212,122,000.00	21,331,548.54	450,885.50	2,827,924.59	2,020,203.34	0.00	5,299,013.43	20,744,328.53	0.00	15,445,315.10
2011-2	1,212,122,000.00	21,331,548.54	411,483.08	2,827,924.59	2,020,203.34	0.00	5,259,611.01	20,704,926.11	0.00	15,445,315.10
2012-1	606,062,000.00	10,665,791.87	275,022.83	1,413,964.63	1,010,103.33	0.00	2,699,090.79	10,421,761.08	0.00	7,722,670.29
2012-3	1,212,122,000.00	21,331,548.54	400,784.76	2,827,924.59	2,020,203.34	0.00	5,248,912.69	20,694,227.79	0.00	15,445,315.10
2012-4	1,181,820,000.00	20,798,278.30	472,690.25	2,757,228.93	1,969,700.00	0.00	5,199,619.18	20,258,814.79	0.00	15,059,195.61
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-1	1,190,477,000.00	20,950,628.66	435,124.28	2,777,426.02	1,984,128.34	0.00	5,196,678.64	20,366,185.00	0.00	15,169,506.36

Total	15,266,248,000.00	268,663,537.85	13,074,571.83	35,616,710.30	25,443,746.68	0.00	74,135,028.81	268,663,311.28	0.00	194,528,509.04

Trust Total	17,766,251,000.00	312,659,880.90	14,490,421.82	41,449,307.98	29,610,418.35	0.00	85,550,148.15	312,659,654.33	0.00	227,109,732.75

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	43,996,343.05	11,415,119.34	32,581,223.71
Group 2	268,663,311.28	74,135,028.81	194,528,282.47

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

31-60 Days Delinquent	108,202,843
61-90 Days Delinquent	70,800,142
90+ Days Delinquent	162,631,369
Total 30+ Days Delinquent	341,634,353

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 08, 2013 under CIK number 0000949349

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	650,384,736.22	400,000,000.00	250,384,736.22
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	11,445,806.25	7,039,406.44	4,406,399.81
Collections of Principal Receivables	219,277,797.53	134,860,359.00	84,417,438.53
Defaulted Amount	1,517,371.18	933,214.51	584,156.67

Ending Invested Amount / Transferor Amount	646,073,025.53	400,000,000.00	246,073,025.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.36103%	0.56103%	0.86103%
Monthly Interest Due	103,836.24	14,493.28	26,691.93	145,021.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	103,836.24	14,493.28	26,691.93	145,021.45
Investor Default Amount	779,234.11	69,991.09	83,989.31	933,214.51
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,439,737.02	134,484.37	170,681.24	1,744,902.63

Reallocated Investor Finance Charge Collections				6,841,853.30
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3924%
Base Rate				2.3892%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	103,836.24	14,493.28	26,691.93	145,021.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	103,836.24	14,493.28	26,691.93	145,021.45
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.31

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.31

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1)The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.48

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.48

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$5,123,642.61

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,691.93

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,096,950.68

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$5,712,947.51

a. Class A Monthly Interest	$103,836.24
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$779,234.11
e. Excess Spread	$4,829,877.16

2. Class B Available Funds	$513,139.00

a. Class B Monthly Interest	$14,493.28
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$498,645.72

3. Collateral Available Funds	$615,766.80

a. Excess Spread	$615,766.80

4. Total Excess Spread	$5,944,289.68

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2004-2 Allocable Principal Collections	$219,277,797.53

3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections	$134,860,359.00

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$134,860,359.00

6. Shared Principal Collections from other Series allocated to Series 2004-2	$0.00

7. Other amounts treated as Available Principal Collections:	$933,214.51

8. Available Principal Collections (total of items 5, 6 and 7)	$135,793,573.51

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$36,000,000.00

2. Required Collateral Invested Amount	$36,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$135,793,573.51

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2
1. Excess Spread	$5,944,289.68
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$69,991.09
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$26,691.93
9. Applied to unpaid Monthly Servicing Fee	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections	$83,989.31
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,096,950.68

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2

1. Excess Spread	$5,944,289.68
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$69,991.09
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$26,691.93
10. Applied to unpaid Monthly Servicing Fee	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections	$83,989.31
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,096,950.68

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.3892%
b. Prior Monthly Period	2.6010%

c. Second Prior Monthly Period	2.2786%
2. Three Month Average Base Rate	2.4229%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3924%
b. Prior Monthly Period	17.0886%
c. Second Prior Monthly Period	17.2951%
4. Three Month average Series Adjusted Portfolio Yield	17.2587%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	975,577,104.33	600,000,000.00	375,577,104.33
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	17,168,709.38	10,559,109.66	6,609,599.72
Collections of Principal Receivables	328,916,696.29	202,290,538.49	126,626,157.80
Defaulted Amount	2,276,056.77	1,399,821.76	876,235.01

Ending Invested Amount / Transferor Amount	969,109,538.30	600,000,000.00	369,109,538.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.29103%	0.47103%	0.68103%
Monthly Interest Due	125,555.19	18,252.41	31,667.90	175,475.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	125,555.19	18,252.41	31,667.90	175,475.50
Investor Default Amount	1,168,851.17	104,986.63	125,983.96	1,399,821.76
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,129,406.36	198,239.04	247,651.86	2,575,297.26

Reallocated Investor Finance Charge Collections				10,220,723.27
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3098%
Base Rate				2.3067%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	125,555.19	18,252.41	31,667.90	175,475.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	125,555.19	18,252.41	31,667.90	175,475.50
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.25

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.25

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1)The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.41

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.41

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,677,093.91

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$31,667.90

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,645,426.01

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,534,303.93

a. Class A Monthly Interest	$125,555.19
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,168,851.17
e. Excess Spread	$7,239,897.57

2. Class B Available Funds	$766,554.25

a. Class B Monthly Interest	$18,252.41
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$748,301.84

3. Collateral Available Funds	$919,865.09

a. Excess Spread	$919,865.09

4. Total Excess Spread	$8,908,064.50

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2005-2 Allocable Principal Collections	$328,916,696.29

3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections	$202,290,538.49

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$202,290,538.49

6. Shared Principal Collections from other Series allocated to Series 2005-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,399,821.76

8. Available Principal Collections (total of items 5, 6 and 7)	$203,690,360.25

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$54,000,000.00

2. Required Collateral Invested Amount	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$203,690,360.25

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2
1. Excess Spread	$8,908,064.50
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$104,986.63
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$31,667.90
9. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections	$125,983.96
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,645,426.01

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2

1. Excess Spread	$8,908,064.50
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$104,986.63
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$31,667.90
10. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections	$125,983.96
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,645,426.01

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.3067%
b. Prior Monthly Period	2.5185%

c. Second Prior Monthly Period	2.1961%
2. Three Month Average Base Rate	2.3404%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3098%
b. Prior Monthly Period	17.0140%
c. Second Prior Monthly Period	17.2044%
4. Three Month average Series Adjusted Portfolio Yield	17.1761%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	812,980,920.28	500,000,000.00	312,980,920.28
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	14,307,257.82	8,799,258.05	5,507,999.77
Collections of Principal Receivables	274,097,246.91	168,575,448.74	105,521,798.17
Defaulted Amount	1,896,713.97	1,166,518.13	730,195.84

Ending Invested Amount / Transferor Amount	807,591,281.92	500,000,000.00	307,591,281.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.24103%	0.37103%	0.54103%
Monthly Interest Due	91,323.59	8,786.20	15,141.33	115,251.12
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	91,323.59	8,786.20	15,141.33	115,251.12
Investor Default Amount	1,026,535.95	64,158.50	75,823.68	1,166,518.13
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,851,192.87	118,778.03	145,131.68	2,115,102.58

Reallocated Investor Finance Charge Collections				8,486,290.92
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2369%
Base Rate				2.2338%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	91,323.59	8,786.20	15,141.33	115,251.12
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	91,323.59	8,786.20	15,141.33	115,251.12
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.21

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.21

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.32

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.32

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$6,386,329.67

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$15,141.33

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,371,188.34

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$7,467,936.01

a. Class A Monthly Interest	$91,323.59
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,026,535.95
e. Excess Spread	$6,350,076.47

2. Class B Available Funds	$466,746.00

a. Class B Monthly Interest	$8,786.20
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$457,959.80

3. Collateral Available Funds	$551,608.91

a. Excess Spread	$551,608.91

4. Total Excess Spread	$7,359,645.18

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2007-2 Allocable Principal Collections	$274,097,246.91

3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections	$168,575,448.74

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$168,575,448.74

6. Shared Principal Collections from other Series allocated to Series 2007-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,166,518.13

8. Available Principal Collections (total of items 5, 6 and 7)	$169,741,966.87

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$32,500,000.00

2. Required Collateral Invested Amount	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$169,741,966.87

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2
1. Excess Spread	$7,359,645.18
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$64,158.50
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$15,141.33
9. Applied to unpaid Monthly Servicing Fee	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections	$75,823.68
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,371,188.34

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2

1. Excess Spread	$7,359,645.18
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$64,158.50
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$15,141.33
10. Applied to unpaid Monthly Servicing Fee	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections	$75,823.68
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,371,188.34

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.2338%
b. Prior Monthly Period	2.4455%

c. Second Prior Monthly Period	2.1231%
2. Three Month Average Base Rate	2.2675%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.2369%
b. Prior Monthly Period	16.9481%
c. Second Prior Monthly Period	17.1241%
4. Three Month average Series Adjusted Portfolio Yield	17.1030%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,217,223,352.33	1,363,638,000.00	853,585,352.33
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	39,019,840.87	23,998,005.30	15,021,835.57
Collections of Principal Receivables	747,538,843.17	459,751,775.55	287,787,067.62
Defaulted Amount	5,172,862.50	3,181,416.91	1,991,445.59

Ending Invested Amount / Transferor Amount	2,202,524,320.98	1,363,638,000.00	838,886,320.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	1.45103%	3.94103%	5.19103%
Monthly Interest Due	1,499,397.67	254,528.25	396,212.14	2,150,138.06
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,499,397.67	254,528.25	396,212.14	2,150,138.06
Investor Default Amount	2,799,643.52	174,980.05	206,793.34	3,181,416.91
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,299,041.19	554,509.97	750,733.81	7,604,284.97

Reallocated Investor Finance Charge Collections				24,980,274.02
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.8220%
Base Rate				3.8189%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,499,397.67	254,528.25	396,212.14	2,150,138.06
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,499,397.67	254,528.25	396,212.14	2,150,138.06
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.25

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.25

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$3.39

(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.39

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$17,772,201.19

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$396,212.14

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,375,989.05

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$21,982,614.76

a. Class A Monthly Interest	$1,499,397.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,799,643.52
e. Excess Spread	$17,683,573.57

2. Class B Available Funds	$1,373,931.74

a. Class B Monthly Interest	$254,528.25
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,119,403.49

3. Collateral Available Funds	$1,623,727.52

a. Excess Spread	$1,623,727.52

4. Total Excess Spread	$20,426,704.58

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2008-2 Allocable Principal Collections	$747,538,843.17

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$459,751,775.55

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$459,751,775.55

6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00

7. Other amounts treated as Available Principal Collections:	$3,181,416.91

8. Available Principal Collections (total of items 5, 6 and 7)	$462,933,192.46

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$88,637,000.00

2. Required Collateral Invested Amount	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$462,933,192.46

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
1. Excess Spread	$20,426,704.58
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$174,980.05
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$396,212.14
9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections	$206,793.34
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,375,989.05

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2

1. Excess Spread	$20,426,704.58
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$174,980.05
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$396,212.14
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$206,793.34
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,375,989.05

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.8189%
b. Prior Monthly Period	4.0306%

c. Second Prior Monthly Period	3.7082%
2. Three Month Average Base Rate	3.8526%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.8220%
b. Prior Monthly Period	18.3798%
c. Second Prior Monthly Period	18.8677%
4. Three Month average Series Adjusted Portfolio Yield	18.6899%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	988,513,256.74	607,956,000.00	380,557,256.74
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	17,396,366.47	10,699,123.46	6,697,243.01
Collections of Principal Receivables	333,278,131.69	204,972,911.03	128,305,220.66
Defaulted Amount	2,306,237.28	1,418,383.40	887,853.88

Ending Invested Amount / Transferor Amount	981,959,930.78	607,956,000.00	374,003,930.78

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	1.59103%	0.89103%	1.14103%
Monthly Interest Due	732,978.68	25,656.17	38,828.55	797,463.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	732,978.68	25,656.17	38,828.55	797,463.40
Investor Default Amount	1,248,174.40	78,012.07	92,196.93	1,418,383.40
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,872,819.75	159,398.24	196,888.81	3,229,106.80

Reallocated Investor Finance Charge Collections				10,975,911.16
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5099%
Base Rate				3.5068%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	732,978.68	25,656.17	38,828.55	797,463.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	732,978.68	25,656.17	38,828.55	797,463.40
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.37

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.37

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.77

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.77

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,785,632.91

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$38,828.55

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,746,804.36

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,658,778.71

a. Class A Monthly Interest	$732,978.68
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,248,174.40
e. Excess Spread	$7,677,625.63

2. Class B Available Funds	$603,682.70

a. Class B Monthly Interest	$25,656.17
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$578,026.53

3. Collateral Available Funds	$713,449.75

a. Excess Spread	$713,449.75

4. Total Excess Spread	$8,969,101.91

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2008-4 Allocable Principal Collections	$333,278,131.69

3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections	$204,972,911.03

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$204,972,911.03

6. Shared Principal Collections from other Series allocated to Series 2008-4	$0.00

7. Other amounts treated as Available Principal Collections:	$1,418,383.40

8. Available Principal Collections (total of items 5, 6 and 7)	$206,391,294.43

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$39,518,000.00

2. Required Collateral Invested Amount	$39,518,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$206,391,294.43

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4
1. Excess Spread	$8,969,101.91
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$78,012.07
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$38,828.55
9. Applied to unpaid Monthly Servicing Fee	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections	$92,196.93
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,746,804.36

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4

1. Excess Spread	$8,969,101.91
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$78,012.07
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$38,828.55
10. Applied to unpaid Monthly Servicing Fee	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections	$92,196.93
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,746,804.36

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.5068%
b. Prior Monthly Period	3.7185%

c. Second Prior Monthly Period	3.3962%
2. Three Month Average Base Rate	3.5405%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.5099%
b. Prior Monthly Period	18.0980%
c. Second Prior Monthly Period	18.5245%
4. Three Month average Series Adjusted Portfolio Yield	18.3774%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,478,147,275.59	909,091,000.00	569,056,275.59
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	26,013,198.63	15,998,749.27	10,014,546.03
Collections of Principal Receivables	498,358,680.58	306,500,846.55	191,857,834.03
Defaulted Amount	3,448,571.21	2,120,942.28	1,327,628.93

Ending Invested Amount / Transferor Amount	1,468,347,932.13	909,091,000.00	559,256,932.13

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	4,000,000.00	0.00	0.00	4,000,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	4,000,000.00	0.00	0.00	4,000,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	4,000,000.00	0.00	0.00	4,000,000.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.99103%	1.29103%	3.99103%
Monthly Interest Due	682,709.56	55,586.01	203,079.24	941,374.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	682,709.56	55,586.01	203,079.24	941,374.81
Investor Default Amount	1,866,429.02	116,651.81	137,861.45	2,120,942.28
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,882,471.91	255,571.15	439,425.69	4,577,468.75

Reallocated Investor Finance Charge Collections				16,161,448.71
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				96.67
Series Adjusted Portfolio Yield				18.1848%
Base Rate				3.1816%
Excess Spread Percentage				15.2910%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	682,709.56	55,586.01	203,079.24	941,374.81
Deposits to the Principal Funding Account	800,000,000.00	50,000,000.00	0.00	850,000,000.00
Distributions of Principal	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Total Distributions	800,682,709.56	50,055,586.01	59,294,079.24	910,032,374.81
Ending Certificates Balance	0.00	0.00	0.00	0.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1,000.85

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.85

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1,001.11

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.11

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$70,878,155.87

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$203,079.24

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$59,091,000.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,584,076.63

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$14,222,158.51

a. Class A Monthly Interest	$682,709.56
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,866,429.02
e. Excess Spread	$11,673,019.93

2. Class B Available Funds	$888,884.91

a. Class B Monthly Interest	$55,586.01
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$833,298.90

3. Collateral Available Funds	$1,050,501.96

a. Excess Spread	$1,050,501.96

4. Total Excess Spread	$13,556,820.79

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2008-5 Allocable Principal Collections	$498,358,680.58

3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections	$306,500,846.55

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$306,500,846.55

6. Shared Principal Collections from other Series allocated to Series 2008-5	$600,469,211.17

7. Other amounts treated as Available Principal Collections:	$2,120,942.28

8. Available Principal Collections (total of items 5, 6 and 7)	$909,091,000.00

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	N/A

2. Required Collateral Invested Amount	N/A

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	N/A

4. Treated as Shared Principal Collections	N/A

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$850,000,000.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$59,091,000.00

3. Distribution of Principal	$909,091,000.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5
1. Excess Spread	$13,556,820.79
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$116,651.81
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$203,079.24
9. Applied to unpaid Monthly Servicing Fee	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections	$137,861.45
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$11,584,076.63

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5

1. Excess Spread	$13,556,820.79
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$116,651.81
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$203,079.24
10. Applied to unpaid Monthly Servicing Fee	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections	$137,861.45
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$11,584,076.63

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.1816%
b. Prior Monthly Period	3.3933%

c. Second Prior Monthly Period	3.0709%
2. Three Month Average Base Rate	3.2153%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.1848%
b. Prior Monthly Period	17.8044%
c. Second Prior Monthly Period	18.1669%
4. Three Month average Series Adjusted Portfolio Yield	18.0521%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,494,373,425.94	1,534,091,000.00	960,282,425.94
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	43,897,270.91	26,997,725.17	16,899,545.74
Collections of Principal Receivables	840,980,239.22	517,220,157.47	323,760,081.75
Defaulted Amount	5,819,463.67	3,579,089.94	2,240,373.73

Ending Invested Amount / Transferor Amount	2,477,837,034.53	1,534,091,000.00	943,746,034.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	1.39103%	3.19103%	4.69103%
Monthly Interest Due	1,617,072.38	231,848.27	402,802.59	2,251,723.24
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,617,072.38	231,848.27	402,802.59	2,251,723.24
Investor Default Amount	3,149,598.96	196,849.94	232,641.04	3,579,089.94
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,016,671.34	569,323.21	801,636.96	8,387,631.51

Reallocated Investor Finance Charge Collections				27,935,596.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.6937%
Base Rate				3.6906%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,617,072.38	231,848.27	402,802.59	2,251,723.24
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,617,072.38	231,848.27	402,802.59	2,251,723.24
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.20

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.20

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$2.75

(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.75

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$19,950,767.98

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$402,802.59

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,547,965.39

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$24,583,323.81

a. Class A Monthly Interest	$1,617,072.38
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,149,598.96
e. Excess Spread	$19,816,652.47

2. Class B Available Funds	$1,536,457.74

a. Class B Monthly Interest	$231,848.27
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,304,609.47

3. Collateral Available Funds	$1,815,815.35

a. Excess Spread	$1,815,815.35

4. Total Excess Spread	$22,937,077.29

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2008-6 Allocable Principal Collections	$840,980,239.22

3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections	$517,220,157.47

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$517,220,157.47

6. Shared Principal Collections from other Series allocated to Series 2008-6	$0.00

7. Other amounts treated as Available Principal Collections:	$3,579,089.94

8. Available Principal Collections (total of items 5, 6 and 7)	$520,799,247.41

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$99,716,000.00

2. Required Collateral Invested Amount	$99,716,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$520,799,247.41

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6
1. Excess Spread	$22,937,077.29
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$196,849.94
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$402,802.59
9. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections	$232,641.04
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,547,965.39

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6

1. Excess Spread	$22,937,077.29
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$196,849.94
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$402,802.59
10. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections	$232,641.04
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,547,965.39

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.6906%
b. Prior Monthly Period	3.9023%

c. Second Prior Monthly Period	3.5799%
2. Three Month Average Base Rate	3.7243%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.6937%
b. Prior Monthly Period	18.2639%
c. Second Prior Monthly Period	18.7266%
4. Three Month average Series Adjusted Portfolio Yield	18.5614%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	970,035,826.38	596,592,000.00	373,443,826.38
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	17,071,191.11	10,499,197.36	6,572,057.19
Collections of Principal Receivables	327,048,449.46	201,141,528.23	125,906,921.23
Defaulted Amount	2,263,128.77	1,391,870.78	871,257.99

Ending Invested Amount / Transferor Amount	963,604,996.12	596,592,000.00	367,012,996.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,625,000.00	0.00	0.00	2,625,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	2,625,000.00	0.00	0.00	2,625,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,625,000.00	0.00	0.00	2,625,000.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	1.49103%	1.29103%	4.94103%
Monthly Interest Due	674,069.81	36,478.88	164,995.95	875,544.64
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	674,069.81	36,478.88	164,995.95	875,544.64
Investor Default Amount	1,224,844.05	76,553.92	90,472.81	1,391,870.78
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,773,913.86	167,721.13	320,100.43	3,261,735.42

Reallocated Investor Finance Charge Collections				10,863,735.41
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				63.44
Series Adjusted Portfolio Yield				18.6936%
Base Rate				3.6903%
Excess Spread Percentage				15.2910%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	674,069.81	36,478.88	164,995.95	875,544.64
Deposits to the Principal Funding Account	525,000,000.00	32,813,000.00	0.00	557,813,000.00
Distributions of Principal	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Total Distributions	525,674,069.81	32,849,478.88	38,943,995.95	597,467,544.64
Ending Certificates Balance	0.00	0.00	0.00	0.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1,001.28

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.28

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1,001.11

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.11

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$46,546,059.38

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,995.95

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$38,779,000.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,602,063.43

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,560,125.51

a. Class A Monthly Interest	$674,069.81
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,224,844.05
e. Excess Spread	$7,661,211.65

2. Class B Available Funds	$597,516.95

a. Class B Monthly Interest	$36,478.88
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$561,038.07

3. Collateral Available Funds	$706,156.39

a. Excess Spread	$706,156.39

4. Total Excess Spread	$8,928,406.11

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2008-7 Allocable Principal Collections	$327,048,449.46

3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections	$201,141,528.23

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$201,141,528.23

6. Shared Principal Collections from other Series allocated to Series 2008-7	$394,058,600.99

7. Other amounts treated as Available Principal Collections:	$1,391,870.78

8. Available Principal Collections (total of items 5, 6 and 7)	$596,592,000.00

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	N/A

2. Required Collateral Invested Amount	N/A

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	N/A

4. Treated as Shared Principal Collections	N/A

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$557,813,000.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$38,779,000.00

3. Distribution of Principal	$596,592,000.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7
1. Excess Spread	$8,928,406.11
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$76,553.92
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$164,995.95
9. Applied to unpaid Monthly Servicing Fee	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections	$90,472.81
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,602,063.43

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7

1. Excess Spread	$8,928,406.11
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$76,553.92
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$164,995.95
10. Applied to unpaid Monthly Servicing Fee	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections	$90,472.81
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,602,063.43

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.6903%
b. Prior Monthly Period	3.9021%

c. Second Prior Monthly Period	3.5797%
2. Three Month Average Base Rate	3.7240%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.6936%
b. Prior Monthly Period	18.2639%
c. Second Prior Monthly Period	18.7265%
4. Three Month average Series Adjusted Portfolio Yield	18.5613%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,016,226,150.35	625,000,000.00	391,226,150.35
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	17,884,072.27	10,999,139.02	6,884,999.71
Collections of Principal Receivables	342,621,558.64	210,719,310.93	131,902,247.71
Defaulted Amount	2,370,892.47	1,458,147.67	912,744.80

Ending Invested Amount / Transferor Amount	1,009,489,102.39	625,000,000.00	384,489,102.39

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,750,000.00	0.00	0.00	2,750,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,750,000.00	0.00	0.00	2,750,000.00
Required Reserve Account Amount	2,750,000.00	0.00	0.00	2,750,000.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	1.79103%	1.29103%	5.94103%
Monthly Interest Due	848,251.71	38,215.38	207,832.91	1,094,300.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	848,251.71	38,215.38	207,832.91	1,094,300.00
Investor Default Amount	1,283,169.95	80,198.12	94,779.60	1,458,147.67
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,048,088.33	175,705.17	370,320.84	3,594,114.34

Reallocated Investor Finance Charge Collections				11,558,099.76
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				66.46
Series Adjusted Portfolio Yield				19.0271%
Base Rate				4.0239%
Excess Spread Percentage				15.2910%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	848,251.71	38,215.38	207,832.91	1,094,300.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	848,251.71	38,215.38	207,832.91	1,094,300.00
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.54

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.54

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.11

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.11

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$8,171,884.78

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$207,832.91

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,964,051.87

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$10,171,186.27

a. Class A Monthly Interest	$848,251.71
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,283,169.95
e. Excess Spread	$8,039,764.61

2. Class B Available Funds	$635,699.14

a. Class B Monthly Interest	$38,215.38
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$597,483.76

3. Collateral Available Funds	$751,280.80

a. Excess Spread	$751,280.80

4. Total Excess Spread	$9,388,529.17

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2008-9 Allocable Principal Collections	$342,621,558.64

3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections	$210,719,310.93

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$210,719,310.93

6. Shared Principal Collections from other Series allocated to Series 2008-9	$0.00

7. Other amounts treated as Available Principal Collections:	$1,458,147.67

8. Available Principal Collections (total of items 5, 6 and 7)	$212,177,458.60

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$40,625,000.00

2. Required Collateral Invested Amount	$40,625,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$212,177,458.60

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9
1. Excess Spread	$9,388,529.17
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$80,198.12
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$207,832.91
9. Applied to unpaid Monthly Servicing Fee	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections	$94,779.60
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,964,051.87

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9

1. Excess Spread	$9,388,529.17
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$80,198.12
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$207,832.91
10. Applied to unpaid Monthly Servicing Fee	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections	$94,779.60
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s) Collateral Interest Holder(s)	$7,964,051.87

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	4.0239%
b. Prior Monthly Period	4.2356%

c. Second Prior Monthly Period	3.9132%
2. Three Month Average Base Rate	4.0576%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.0271%
b. Prior Monthly Period	18.5652%
c. Second Prior Monthly Period	19.0933%
4. Three Month average Series Adjusted Portfolio Yield	18.8952%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,463,584,212.52	1,515,155,000.00	948,429,212.52
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	43,355,426.44	26,664,479.67	16,690,946.77
Collections of Principal Receivables	830,599,628.29	510,835,868.08	319,763,760.21
Defaulted Amount	5,747,631.32	3,534,911.57	2,212,719.75

Ending Invested Amount / Transferor Amount	2,447,251,937.50	1,515,155,000.00	932,096,937.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	1.44103%	0.89103%	5.44103%
Monthly Interest Due	1,551,108.68	69,745.37	461,434.86	2,082,288.91
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,551,108.68	69,745.37	461,434.86	2,082,288.91
Investor Default Amount	2,916,295.33	212,073.00	406,543.24	3,534,911.57
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,550,737.34	433,318.37	1,158,403.10	8,142,458.81

Reallocated Investor Finance Charge Collections				27,449,134.54
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5836%
Base Rate				3.5805%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,551,108.68	69,745.37	461,434.86	2,082,288.91
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,551,108.68	69,745.37	461,434.86	2,082,288.91
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.24

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.24

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.77

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.77

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$19,768,110.59

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$461,434.86

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,306,675.73

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$22,645,483.91

a. Class A Monthly Interest	$1,551,108.68
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,916,295.33
e. Excess Spread	$18,178,079.90

2. Class B Available Funds	$1,646,779.59

a. Class B Monthly Interest	$69,745.37
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,577,034.22

3. Collateral Available Funds	$3,156,871.04

a. Excess Spread	$3,156,871.04

4. Total Excess Spread	$22,911,985.16

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2009-2 Allocable Principal Collections	$830,599,628.29

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections	$510,835,868.08

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$510,835,868.08

6. Shared Principal Collections from other Series allocated to Series 2009-2	$0.00

7. Other amounts treated as Available Principal Collections:	$3,534,911.57

8. Available Principal Collections (total of items 5, 6 and 7)	$514,370,779.65

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$174,255,000.00

2. Required Collateral Invested Amount	$174,255,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$514,370,779.65

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2
1. Excess Spread	$22,911,985.16
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$212,073.00
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$461,434.86
9. Applied to unpaid Monthly Servicing Fee	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections	$406,543.24
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,306,675.73

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.5805%
b. Prior Monthly Period	3.7922%
c. Second Prior Monthly Period	3.4694%
2. Three Month Average Base Rate	3.6140%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.5836%
b. Prior Monthly Period	18.1645%
c. Second Prior Monthly Period	18.6051%
4. Three Month average Series Adjusted Portfolio Yield	18.4511%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,515,155,000.00
Monthly Interest:	$3,073,448.76
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,518,228,448.76

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,970,864,118.10	1,212,122,000.00	758,742,118.10
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	34,684,283.92	21,331,548.54	13,352,735.38
Collections of Principal Receivables	664,478,606.24	408,668,020.16	255,810,586.08
Defaulted Amount	4,598,097.47	2,827,924.59	1,770,172.88

Ending Invested Amount / Transferor Amount	1,957,798,319.63	1,212,122,000.00	745,676,319.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.36103%	0.89103%	1.24103%
Monthly Interest Due	310,886.94	55,801.67	84,196.89	450,885.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	310,886.94	55,801.67	84,196.89	450,885.50
Investor Default Amount	2,333,036.27	169,674.73	325,213.59	2,827,924.59
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,310,589.88	346,688.07	641,735.48	5,299,013.43

Reallocated Investor Finance Charge Collections				20,744,328.53
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4035%
Base Rate				2.4003%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	310,886.94	55,801.67	84,196.89	450,885.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	310,886.94	55,801.67	84,196.89	450,885.50
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.31

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.31

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.77

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.77

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$15,529,511.99

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$84,196.89

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,445,315.10

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,114,059.91

a. Class A Monthly Interest	$310,886.94
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,333,036.27
e. Excess Spread	$14,470,136.70

2. Class B Available Funds	$1,244,654.24

a. Class B Monthly Interest	$55,801.67
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,188,852.57

3. Collateral Available Funds	$2,385,614.38

a. Excess Spread	$2,385,614.38

4. Total Excess Spread	$18,044,603.65

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2011-1 Allocable Principal Collections	$664,478,606.24

3. Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections	$408,668,020.16

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$408,668,020.16

6. Shared Principal Collections from other Series allocated to Series 2011-1	$0.00

7. Other amounts treated as Available Principal Collections:	$2,827,924.59

8. Available Principal Collections (total of items 5, 6 and 7)	$411,495,944.75

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$411,495,944.75

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1
1. Excess Spread	$18,044,603.65
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$169,674.73
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$84,196.89
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$325,213.59
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,445,315.10

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4003%
b. Prior Monthly Period	2.6120%
c. Second Prior Monthly Period	2.2893%
2. Three Month Average Base Rate	2.4339%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.4035%
b. Prior Monthly Period	17.0985%
c. Second Prior Monthly Period	17.3069%
4. Three Month average Series Adjusted Portfolio Yield	17.2696%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$1,034,947.84
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,213,156,947.84

Series 2011-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,970,864,118.10	1,212,122,000.00	758,742,118.10
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	34,684,283.92	21,331,548.54	13,352,735.38
Collections of Principal Receivables	664,478,606.24	408,668,020.16	255,810,586.08
Defaulted Amount	4,598,097.47	2,827,924.59	1,770,172.88

Ending Invested Amount / Transferor Amount	1,957,798,319.63	1,212,122,000.00	745,676,319.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	5,000,000.00	0.00	0.00	5,000,000.00
Required Reserve Account Amount	5,000,000.00	0.00	0.00	5,000,000.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.31103%	0.84103%	1.34103%
Monthly Interest Due	267,831.39	52,670.37	90,981.32	411,483.08
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	267,831.39	52,670.37	90,981.32	411,483.08
Investor Default Amount	2,333,036.27	169,674.73	325,213.59	2,827,924.59
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,267,534.33	343,556.77	648,519.91	5,259,611.01

Reallocated Investor Finance Charge Collections				20,704,926.11
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3652%
Base Rate				2.3621%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	267,831.39	52,670.37	90,981.32	411,483.08
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	267,831.39	52,670.37	90,981.32	411,483.08
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.27

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.27

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.72

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$10,536,296.42

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$90,981.32

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,445,315.10

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,081,552.94

a. Class A Monthly Interest	$267,831.39
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,333,036.27
e. Excess Spread	$14,480,685.28

2. Class B Available Funds	$1,242,290.10

a. Class B Monthly Interest	$52,670.37
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,189,619.73

3. Collateral Available Funds	$2,381,083.07

a. Excess Spread	$2,381,083.07

4. Total Excess Spread	$18,051,388.08

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2011-2 Allocable Principal Collections	$664,478,606.24

3. Principal Allocation Percentage of Series 2011-2 Allocable Principal Collections	$408,668,020.16

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$408,668,020.16

6. Shared Principal Collections from other Series allocated to Series 2011-2	$0.00

7. Other amounts treated as Available Principal Collections:	$2,827,924.59

8. Available Principal Collections (total of items 5, 6 and 7)	$411,495,944.75

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$411,495,944.75

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-2
1. Excess Spread	$18,051,388.08
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$169,674.73
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$90,981.32
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$325,213.59
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$5,000,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$10,445,315.10

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.3621%
b. Prior Monthly Period	2.5737%
c. Second Prior Monthly Period	2.2510%
2. Three Month Average Base Rate	2.3956%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3652%
b. Prior Monthly Period	17.0639%
c. Second Prior Monthly Period	17.2648%
4. Three Month average Series Adjusted Portfolio Yield	17.2313%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$917,260.09
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,213,039,260.09

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	985,433,685.01	606,062,000.00	379,371,685.01
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	17,342,170.58	10,665,791.87	6,676,378.71
Collections of Principal Receivables	332,239,851.32	204,334,347.24	127,905,504.08
Defaulted Amount	2,299,052.53	1,413,964.63	885,087.90

Ending Invested Amount / Transferor Amount	978,900,775.00	606,062,000.00	372,838,775.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.46103%	0.99103%	1.34103%
Monthly Interest Due	198,499.03	31,032.56	45,491.24	275,022.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	198,499.03	31,032.56	45,491.24	275,022.83
Investor Default Amount	1,166,518.14	84,838.53	162,607.96	1,413,964.63
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,198,350.50	176,477.76	324,262.53	2,699,090.79

Reallocated Investor Finance Charge Collections				10,421,761.08
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4998%
Base Rate				2.4967%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	198,499.03	31,032.56	45,491.24	275,022.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	198,499.03	31,032.56	45,491.24	275,022.83
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.40

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.40

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.85

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.85

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,768,161.53

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$45,491.24

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,722,670.29

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,597,933.12

a. Class A Monthly Interest	$198,499.03
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,166,518.14
e. Excess Spread	$7,232,915.95

2. Class B Available Funds	$625,310.48

a. Class B Monthly Interest	$31,032.56
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$594,277.92

3. Collateral Available Funds	$1,198,517.48

a. Excess Spread	$1,198,517.48

4. Total Excess Spread	$9,025,711.35

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2012-1 Allocable Principal Collections	$332,239,851.32

3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$204,334,347.24

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$204,334,347.24

6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00

7. Other amounts treated as Available Principal Collections:	$1,413,964.63

8. Available Principal Collections (total of items 5, 6 and 7)	$205,748,311.87

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$69,698,000.00

2. Required Collateral Invested Amount	$69,698,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$205,748,311.87

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
1. Excess Spread	$9,025,711.35
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$84,838.53
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$45,491.24
9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
10. Collateral Default Amount treated as Available Principal Collections	$162,607.96
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,722,670.29

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4967%
b. Prior Monthly Period	2.7083%
c. Second Prior Monthly Period	2.3856%
2. Three Month Average Base Rate	2.5302%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.4998%
b. Prior Monthly Period	17.1855%
c. Second Prior Monthly Period	17.4129%
4. Three Month average Series Adjusted Portfolio Yield	17.3661%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$606,062,000.00
Monthly Interest:	$462,673.56
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$606,524,673.56

Series 2012-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,903,506,074.07	1,785,716,000.00	1,117,790,074.07
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	51,097,398.40	31,425,951.78	19,671,446.62
Collections of Principal Receivables	978,919,678.73	602,055,752.06	376,863,926.67
Defaulted Amount	6,773,984.98	4,166,140.20	2,607,844.78

Ending Invested Amount / Transferor Amount	2,884,257,347.15	1,785,716,000.00	1,098,541,347.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon July 15, 2013 to August 14, 2013	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,499,554.41	239,553.83	427,031.96	4,166,140.20
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,849,554.41	495,395.68	852,072.23	8,197,022.32

Reallocated Investor Finance Charge Collections				31,469,319.38
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0025%
Base Rate				2.6578%
Excess Spread Percentage				15.6390%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.57

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.57

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.83

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$23,392,275.66

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,272,297.06

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$26,434,202.90

a. Class A Monthly Interest	$850,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,499,554.41
e. Excess Spread	$22,084,648.49

2. Class B Available Funds	$1,809,491.68

a. Class B Monthly Interest	$84,710.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,724,781.50

3. Collateral Available Funds	$3,225,624.80

a. Excess Spread	$3,225,624.80

4. Total Excess Spread	$27,035,054.79

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2012-2 Allocable Principal Collections	$978,919,678.73

3. Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections	$602,055,752.06

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$602,055,752.06

6. Shared Principal Collections from other Series allocated to Series 2012-2	$0.00

7. Other amounts treated as Available Principal Collections:	$4,166,140.20

8. Available Principal Collections (total of items 5, 6 and 7)	$606,221,892.26

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$183,037,000.00

2. Required Collateral Invested Amount	$183,037,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$606,221,892.26

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2
1. Excess Spread	$27,035,054.79
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$239,553.83
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$119,978.60
9. Applied to unpaid Monthly Servicing Fee	$2,976,193.34
10. Collateral Default Amount treated as Available Principal Collections	$427,031.96
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$23,272,297.06

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.6578%
b. Prior Monthly Period	2.9425%
c. Second Prior Monthly Period	2.4967%
2. Three Month Average Base Rate	2.6990%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.0025%
b. Prior Monthly Period	17.6865%
c. Second Prior Monthly Period	18.0179%
4. Three Month average Series Adjusted Portfolio Yield	17.9023%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,785,716,000.00
Monthly Interest:	$1,414,809.99
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,787,130,809.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,970,864,118.10	1,212,122,000.00	758,742,118.10
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	34,684,283.92	21,331,548.54	13,352,735.38
Collections of Principal Receivables	664,478,606.24	408,668,020.16	255,810,586.08
Defaulted Amount	4,598,097.47	2,827,924.59	1,770,172.88

Ending Invested Amount / Transferor Amount	1,957,798,319.63	1,212,122,000.00	745,676,319.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.34103%	0.69103%	0.94103%
Monthly Interest Due	293,664.72	43,276.46	63,843.58	400,784.76
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	293,664.72	43,276.46	63,843.58	400,784.76
Investor Default Amount	2,333,036.27	169,674.73	325,213.59	2,827,924.59
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,293,367.66	334,162.86	621,382.17	5,248,912.69

Reallocated Investor Finance Charge Collections				20,694,227.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3548%
Base Rate				2.3517%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	293,664.72	43,276.46	63,843.58	400,784.76
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	293,664.72	43,276.46	63,843.58	400,784.76
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.29

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.29

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.60

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.60

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$15,509,158.68

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$63,843.58

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,445,315.10

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,072,726.83

a. Class A Monthly Interest	$293,664.72
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,333,036.27
e. Excess Spread	$14,446,025.84

2. Class B Available Funds	$1,241,648.20

a. Class B Monthly Interest	$43,276.46
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,198,371.74

3. Collateral Available Funds	$2,379,852.76

a. Excess Spread	$2,379,852.76

4. Total Excess Spread	$18,024,250.34

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2012-3 Allocable Principal Collections	$664,478,606.24

3. Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections	$408,668,020.16

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$408,668,020.16

6. Shared Principal Collections from other Series allocated to Series 2012-3	$0.00

7. Other amounts treated as Available Principal Collections:	$2,827,924.59

8. Available Principal Collections (total of items 5, 6 and 7)	$411,495,944.75

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$411,495,944.75

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3
1. Excess Spread	$18,024,250.34
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$169,674.73
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$63,843.58
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$325,213.59
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,445,315.10

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.3517%
b. Prior Monthly Period	2.5633%
c. Second Prior Monthly Period	2.2406%
2. Three Month Average Base Rate	2.3852%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3548%
b. Prior Monthly Period	17.0546%
c. Second Prior Monthly Period	17.2534%
4. Three Month average Series Adjusted Portfolio Yield	17.2209%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$697,800.88
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,212,819,800.88

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,921,594,222.40	1,181,820,000.00	739,774,222.40
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	33,817,206.87	20,798,278.30	13,018,928.57
Collections of Principal Receivables	647,867,216.69	398,451,673.67	249,415,543.02
Defaulted Amount	4,483,149.02	2,757,228.93	1,725,920.09

Ending Invested Amount / Transferor Amount	1,908,855,057.59	1,181,820,000.00	727,035,057.59

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 11, 2013	July 11, 2013	July 11, 2013
Coupon July 15, 2013 to August 14, 2013	0.43103%	0.74103%	0.99103%
Monthly Interest Due	361,885.60	45,248.32	65,556.33	472,690.25
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	361,885.60	45,248.32	65,556.33	472,690.25
Investor Default Amount	2,274,710.37	165,435.60	317,082.96	2,757,228.93
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,261,595.97	328,867.25	609,155.96	5,199,619.18

Reallocated Investor Finance Charge Collections				20,258,814.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4364%
Base Rate				2.4333%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	361,885.60	45,248.32	65,556.33	472,690.25
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	361,885.60	45,248.32	65,556.33	472,690.25
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.37

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.37

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.64

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$15,124,751.94

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$65,556.33

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,059,195.61

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,713,496.49

a. Class A Monthly Interest	$361,885.60
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,274,710.37
e. Excess Spread	$14,076,900.52

2. Class B Available Funds	$1,215,542.60

a. Class B Monthly Interest	$45,248.32
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,170,294.28

3. Collateral Available Funds	$2,329,775.70

a. Excess Spread	$2,329,775.70

4. Total Excess Spread	$17,576,970.50

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2012-4 Allocable Principal Collections	$647,867,216.69

3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$398,451,673.67

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$398,451,673.67

6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00

7. Other amounts treated as Available Principal Collections:	$2,757,228.93

8. Available Principal Collections (total of items 5, 6 and 7)	$401,208,902.60

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$135,910,000.00

2. Required Collateral Invested Amount	$135,910,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$401,208,902.60

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$17,576,970.50
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$165,435.60
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$65,556.33
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$317,082.96
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,059,195.61

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4333%
b. Prior Monthly Period	2.6450%
c. Second Prior Monthly Period	2.3222%
2. Three Month Average Base Rate	2.4668%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.4364%
b. Prior Monthly Period	17.1283%
c. Second Prior Monthly Period	17.3431%
4. Three Month average Series Adjusted Portfolio Yield	17.3026%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,181,820,000.00
Monthly Interest:	$787,714.10
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,182,607,714.10

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,161,403,405.20	714,287,000.00	447,116,405.20
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	20,438,976.53	12,570,391.27	7,868,585.26
Collections of Principal Receivables	391,568,200.41	240,822,503.11	150,745,697.30
Defaulted Amount	2,709,596.27	1,666,457.48	1,043,138.79

Ending Invested Amount / Transferor Amount	1,153,703,907.97	714,287,000.00	439,416,907.97

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 08, 2012	November 08, 2012	November 08, 2012
Coupon July 15, 2013 to August 14, 2013	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,399,821.76	95,822.47	170,813.25	1,666,457.48
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,694,821.76	190,630.33	332,644.93	3,218,097.02

Reallocated Investor Finance Charge Collections				12,527,023.67
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9024%
Base Rate				2.5577%
Excess Spread Percentage				15.6390%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.49

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.64

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$9,348,733.33

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,308,926.65

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$10,522,680.94

a. Class A Monthly Interest	$295,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,399,821.76
e. Excess Spread	$8,827,859.18

2. Class B Available Funds	$720,312.59

a. Class B Monthly Interest	$26,354.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$693,958.06

3. Collateral Available Funds	$1,284,030.14

a. Excess Spread	$1,284,030.14

4. Total Excess Spread	$10,805,847.38

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2012-5 Allocable Principal Collections	$391,568,200.41

3. Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections	$240,822,503.11

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$240,822,503.11

6. Shared Principal Collections from other Series allocated to Series 2012-5	$0.00

7. Other amounts treated as Available Principal Collections:	$1,666,457.48

8. Available Principal Collections (total of items 5, 6 and 7)	$242,488,960.59

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$73,215,000.00

2. Required Collateral Invested Amount	$73,215,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$242,488,960.59

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
1. Excess Spread	$10,805,847.38
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$95,822.47
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$39,806.68
9. Applied to unpaid Monthly Servicing Fee	$1,190,478.33
10. Collateral Default Amount treated as Available Principal Collections	$170,813.25
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,308,926.65

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.5577%
b. Prior Monthly Period	2.8317%
c. Second Prior Monthly Period	2.4027%
2. Three Month Average Base Rate	2.5974%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.9024%
b. Prior Monthly Period	17.5864%
c. Second Prior Monthly Period	17.9145%
4. Three Month average Series Adjusted Portfolio Yield	17.8011%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$714,287,000.00
Monthly Interest:	$472,353.91
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 03, 2012	October 03, 2012	October 03, 2012
Coupon July 15, 2013 to August 14, 2013	0.00000%	3.94103%	1.34103%
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	0.00	0.00	0.00	0.00

Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.00

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.00

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$—

(2) The amount of the distribution in respect of Class B Monthly Interest:	$—

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$0.00

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$0.00

a. Class A Monthly Interest	$0.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
e. Excess Spread	$0.00

2. Class B Available Funds	$0.00

a. Class B Monthly Interest	$0.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$0.00

3. Collateral Available Funds	$0.00

a. Excess Spread	$0.00

4. Total Excess Spread	$0.00

K. Reallocated Principal Collections

1. Principal Allocation Percentage	0.0000%

2. Series 2012-A Allocable Principal Collections	$0.00

3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$0.00

6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00

7. Other amounts treated as Available Principal Collections:	$0.00

8. Available Principal Collections (total of items 5, 6 and 7)	$0.00

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$0.00

2. Required Collateral Invested Amount	$0.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$0.00

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-A
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$0.00
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$0.00
9. Applied to unpaid Monthly Servicing Fee	$0.00
10. Collateral Default Amount treated as Available Principal Collections	$0.00
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	0.0000%
c. Second Prior Monthly Period	0.0000%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	0.0000%
c. Second Prior Monthly Period	0.0000%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	No

P. Reassignment Amount
Adjusted Invested Amount:	$0.00
Monthly Interest:	$0.00
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$0.00

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,935,670,174.06	1,190,477,000.00	745,193,174.06
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	34,064,922.73	20,950,628.66	13,114,294.07
Collections of Principal Receivables	652,612,936.42	401,370,388.99	251,242,547.43
Defaulted Amount	4,515,988.72	2,777,426.02	1,738,562.70

Ending Invested Amount / Transferor Amount	1,922,837,693.04	1,190,477,000.00	732,360,693.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 23, 2013	July 23, 2013	July 23, 2013
Coupon July 25, 2013 to August 14, 2013	0.61003%	0.89003%	1.14003%
Monthly Interest Due	355,850.83	27,813.73	51,459.72	435,124.28
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	355,850.83	27,813.73	51,459.72	435,124.28
Investor Default Amount	2,333,036.27	124,985.42	319,404.33	2,777,426.02
Investor Monthly Fees Due	1,666,666.66	89,286.67	228,175.01	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,355,553.76	242,085.82	599,039.06	5,196,678.64

Reallocated Investor Finance Charge Collections				20,366,185.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3958%
Base Rate				2.5976%
Excess Spread Percentage				15.2909%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	355,850.83	27,813.73	51,459.72	435,124.28
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	355,850.83	27,813.73	51,459.72	435,124.28
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.36

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.36

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.52

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.52

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$15,220,966.09

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$51,459.72

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,169,506.37

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,107,583.77

a. Class A Monthly Interest	$355,850.83
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,333,036.27
e. Excess Spread	$14,418,696.67

2. Class B Available Funds	$916,487.48

a. Class B Monthly Interest	$27,813.73
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$888,673.75

3. Collateral Available Funds	$2,342,113.76

a. Excess Spread	$2,342,113.76

4. Total Excess Spread	$17,649,484.18

K. Reallocated Principal Collections

1. Principal Allocation Percentage	61.5021%

2. Series 2013-1 Allocable Principal Collections	$652,612,936.42

3. Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections	$401,370,388.99

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$401,370,388.99

6. Shared Principal Collections from other Series allocated to Series 2013-1	$0.00

7. Other amounts treated as Available Principal Collections:	$2,777,426.02

8. Available Principal Collections (total of items 5, 6 and 7)	$404,147,815.01

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$136,905,000.00

2. Required Collateral Invested Amount	$136,905,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$404,147,815.01

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
1. Excess Spread	$17,649,484.18
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$124,985.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$51,459.72
9. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
10. Collateral Default Amount treated as Available Principal Collections	$319,404.33
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,169,506.37

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.5976%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3958%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?	N/A

P. Reassignment Amount
Adjusted Invested Amount:	$1,190,477,000.00
Monthly Interest:	$615,334.23
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,191,092,334.23

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	736,298,933.91	452,839,000.00	283,459,933.91
Beginning Adjusted Invested Amount	N/A	452,839,000.00	N/A
Floating Allocation Percentage	N/A	61.5021%	38.4979%
Principal Allocation Percentage	N/A	61.5021%	38.4979%
Collections of Finance Charge Receivables	12,957,768.65	7,969,294.44	4,988,474.21
Collections of Principal Receivables	248,243,846.39	152,675,075.27	95,568,771.12
Defaulted Amount	1,717,812.12	1,056,489.81	661,322.31

Ending Invested Amount / Transferor Amount	731,417,657.02	452,839,000.00	278,578,657.02

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			July 11, 2013
Coupon July 15, 2013 - August 14, 2013			20.19103%
Monthly Interest Due			7,873,385.02
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			7,873,385.02
Investor Default Amount			1,056,489.81
Investor Monthly Fees Due			754,731.67
Investor Additional Amounts Due			0.00
Total Due			9,684,606.50

Investor Finance Charge Collections			7,969,294.44

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			452,839,000.00
Distributions of Interest			7,873,385.02
Distributions of Principal			0.00
Total Distributions			7,873,385.02
Ending Certificates Balance			452,839,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution			$17.39

(2) The amount of the distribution in respect of Monthly Interest			$17.39

(3) The amount of the distribution in respect of Outstanding Monthly Interest			$0.00

(4) The amount of the distribution in respect of Additional Interest			$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates			$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II
Invested Amount	452,839,000.00	0.00	0.00	0.00	0.00	452,839,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.

1. Available Funds	$7,969,294.44

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$1,056,489.81
d. Monthly Interest	$6,912,804.63
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	61.5021%

2. Series 2009-D-II Allocable Principal Collections:	$248,243,846.39

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$152,675,075.27

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$152,675,075.27

6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,056,489.81

8. Available Principal Collections (total of items 5., 6. & 7.):	$153,731,565.08

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$153,731,565.08

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$1,715,312.06

3. Applied to fund Required Amount:	$960,580.39

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$754,731.67

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2004-2	0.00	0.00	0.00	0.00	0.00

2005-2	0.00	0.00	0.00	0.00	0.00

2007-2	0.00	0.00	0.00	0.00	0.00

2008-2	0.00	0.00	0.00	0.00	0.00

2008-4	0.00	0.00	0.00	0.00	0.00

2008-5	0.00	0.00	0.00	0.00	0.00

2008-6	0.00	0.00	0.00	0.00	0.00

2008-7	0.00	0.00	0.00	0.00	0.00

2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections